SHARE CAPITAL (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Oct. 31, 2014	Oct. 31, 2013	Sep. 19, 2014	May 14, 2013	Jun. 30, 2013
Authorized share capital [Abstract]
Ordinary shares authorized (in shares)	1,000,000,000	312,500,000		1,000,000,000			312,500,000
Ordinary shares authorized - par value (in dollars per share)	$ 1	$ 1		$ 1
Ordinary shares authorized	$ 1,000,000,000	$ 312,500,000		$ 1,000,000,000			$ 312,500,000
Issued and fully paid share capital [Abstract]
Ordinary shares issued (in shares)	112,342,989	86,511,713		112,342,989
Ordinary shares issued (dollars per share)	$ 1	$ 1		$ 1
Common Stock, Value, Issued	112,343,000	86,512,000		112,343,000
Additional Paid in Capital [Abstract]
ATM Offering Maximum Aggregate Sales Proceeds	100,000,000			100,000,000
Net proceeds from issuance of shares	52,934,000	4,802,000	0
Debt Conversion, Cash Payment	10,000,000
Special General Meeting [Member]
Authorized share capital [Abstract]
Ordinary shares authorized (in shares)								312,500,000
Ordinary shares authorized - par value (in dollars per share)	$ 2.50			$ 2.50			$ 1.00	$ 1.00
Ordinary shares authorized								312,500,000
Issued and fully paid share capital [Abstract]
Ordinary shares issued (in shares)								77,858,502
Ordinary shares issued (dollars per share)	$ 2.50			$ 2.50			$ 1.00	$ 1.00
Common Stock, Value, Issued		194,646,255						77,858,502
Common Stock Value Per Share Canceled								$ 1.50
At-The-Market Offering [Member]
Additional Paid in Capital [Abstract]
ATM Offering Maximum Aggregate Sales Proceeds	40,000,000			40,000,000					40,000,000
Shares issued	12,834,800	2,178,384
Net proceeds from issuance of shares	54,200,000	6,200,000
Debt Conversion [Member]
Additional Paid in Capital [Abstract]
Debt Conversion, Original Debt, Amount				22,500,000	23,000,000	25,000,000
Debt Conversion, Converted Instrument, Shares Issued				4,744,752	8,251,724	6,474,827
Debt Conversion, Cash Payment	9,600,000					2,250,000
Adjustment to Additional Paid in Capital, Debt Conversion with Inducement Offer				28,600,000	25,400,000	28,900,000
Annual General Meeting [Member]
Authorized share capital [Abstract]
Ordinary shares authorized (in shares)							1,000,000,000
Ordinary shares authorized							$ 1,000,000,000